UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2014 to December 31, 2014

333-189212-06

(Commission File Number of issuing entity)

CarMax Auto Owner Trust 2014-4

(Exact name of issuing entity as specified in its charter)

333-189212

(Commission File Number of depositor)

CarMax Auto Funding LLC

(Exact name of depositor as specified in its charter)

CarMax Business Services, LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-7344430

(I.R.S. Employer Identification No.)

c/o CarMax Auto Funding LLC

12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238

(Address of principal executive offices of issuing entity) (Zip Code)

(804) 935-4512

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]   No [  ]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2014-4 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 13, 2014.

Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Wells Fargo Bank, National Association has provided the following information for inclusion in this report:

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the bank in its capacity as trustee for 274 residential mortgage backed securities (“RMBS”) trusts (the “Complaint”). As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Complaint against Wells Fargo Bank, N.A. alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee’s alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank, N .A. and other trustees by RMBS investors in these and other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing December 1, 2014 and ending December 31, 2014

Signatures

Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2014-4 (Issuing Entity)

	By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date: January 15, 2015	By:	/s/ Andrew J. McMonigle

Andrew J. McMonigle Treasurer

Exhibit Index

Exhibit	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the collection period commencing December 1, 2014 and ending December 31, 2014

5